Share Capital and Reserves	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Share Capital and Reserves
Note 21 – Share Capital and Reserves

A.	Share Capital

	Company
	No. of shares
	(’000)
	2019	2018
Authorised and in issue at January, 1	53,827	53,808
Issued for share plan	31	19
Authorised and in issue at December. 31	53,858	53,827

All shares rank equally with regards to Company’s residual assets.  The holders of ordinary shares are entitled to receive dividends as declared from time to time, and are entitled to one vote per share at meetings of the Company. All issued shares are fully paid with no par value.

The capital structure of the Company comprises of issued capital and accumulated profits.  The management manages its capital structure to ensure that the Company will be able to continue to operate as a going concern. The Company is not subjected to externally imposed capital requirement.

In 2019, 31,749 (2018: 19,171) ordinary shares were granted under the Share Incentive Plan to key management at an average price of $16.38 (2018: $21.07) per share.

Capital distribution

In December 2017, Kenon's shareholders approved a capital reduction to permit a distribution to shareholders of a portion of the proceeds received from the sale of Kenon's Latin American and Caribbean power generation and distribution businesses. The capital reduction of up to $750 million was approved by the High Court of the Republic of Singapore on February 20, 2018. Kenon's Board of Directors considered a number of factors in determining the amount of the distribution, including the amount of proceeds from the sale remaining after the repayment of debt, the payment of tax and other expenses, and Kenon's anticipated cash needs after the distribution.

On March 22, 2018, Kenon distributed an aggregate amount of $665 million, or $12.35 per share, to Kenon’s shareholders. As a result, the share capital and total equity of Kenon reduced by $665 million.

B.	Translation reserve

The translation reserve includes all the foreign currency differences stemming from translation of financial statements of foreign activities as well as from translation of items defined as investments in foreign activities commencing from January 1, 2007 (the date IC first adopted IFRS).

C.	Capital reserves

Capital reserves reflect the unrealized portion of the effective part of the accrued net change in the fair value of hedging derivative instruments that have not yet been recorded in the statement of profit or loss.

D.	Dividends

On November 27, 2018, Kenon announced that its board of directors approved a cash dividend of $1.86 per share (an aggregate amount of approximately $100 million), to Kenon’s shareholders of record as of the close of trading on December 7, 2018, for payment on December 17, 2018.

On November 4, 2019, Kenon announced that its board of directors approved a cash dividend of $1.21 per share (an aggregate amount of approximately $65 million), to Kenon’s shareholders of record as of the close of trading on November 18, 2019, for payment on November 26, 2019.

E.	Kenon's share plan

Kenon has established a share incentive plan for its directors and management. The plan provides grants of Kenon shares, as well as stock options in respect of Kenon’s shares, to directors and officers of the Company pursuant to awards, which may be granted by Kenon from time to time, representing up to 3% of the total issued shares (excluding treasury shares) of Kenon. During 2019, 2018 and 2017, Kenon granted awards of shares to certain members of its management. Such shares are vested upon the satisfaction of certain conditions, including the recipient’s continued employment in a specified capacity and Kenon’s listing on each of the NYSE and the TASE. The fair value of the shares granted in 2019 is $520 thousand (2018: $404 thousand, 2017: $1 million) and was determined based on the fair value of Kenon’s shares on the grant date. Kenon recognized $511 thousand as general and administrative expenses in 2019 (2018: $732 thousand, 2017: $508 thousand).